Schedule of Investments
September 30, 2023 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - Long - 57.1%

Communication Services - 5.5%
ALPHABET INC. (C) (1)	30,269	3,990,968
CHARTER COMMUNICATIONS INC CL A (1)	969	426,186
COMCAST CORP NEW CL A	15,254	676,362
LIBERTY BROADBAND CORPORATION - CLASS A (1)	357	32,455
LIBERTY BROADBAND CORPORATION - CLASS C (1)	3,044	277,978
META PLATFORMS INC (1)	4,303	1,291,804
NEW YORK TIMES CO	104	4,285
TELEPHONE & DATA SYS INC DEL NEW	2,167	39,678
T-MOBILE US INC	20,812	2,914,721
TRADE DESK, INC. (THE) (1)	5,507	430,372

		10,084,809

Consumer Discretionary - 9.0%
AMAZON.COM INC (1)	12,526	1,592,305
BEACHBODY COMPANY INC (1)	14,976	4,418
BEST BUY CO INC	3,569	247,938
BORG WARNER INC	2,381	96,121
CENTURY COMMUNITIES INC	2,181	145,647
DR HORTON INC	11,264	1,210,542
ETHAN ALLEN INTERIORS INC	206	6,159
FRONTDOOR INC (1)	1,128	34,506
GARMIN LIMITED	28,756	3,025,131
HELEN OF TROY LTD (1)	2,319	270,303
HOME DEPOT INC	4,189	1,265,748
INSTALLED BUILDING PRODUCTS INC	38	4,746
LA Z BOY INC	1,793	55,368
LEGGETT & PLATT INC	16,881	428,946
LENNAR CORP	13,125	1,473,019
LOWES COMPANIES INC	2,140	444,778
M/I HOMES INC (1)	5,932	498,525
MERITAGE HOMES CORPORATION	35	4,284
MOHAWK INDS INC (1)	12,621	1,083,008
NVR INC (1)	27	161,009
O'REILLY AUTOMOTIVE INC (1)	388	352,638
PULTEGROUP INC	5,466	404,757
ROSS STORES INC	4,763	537,981
SKYLINE CHAMPION CORPORATION (1)	6,131	390,667
TEMPUR SEALY INTERNATIONAL INC	10,307	446,705
TJX COMPANIES INC	6,745	599,496
TOLL BROS INC	3,563	263,519
TOPBUILD CORP (1)	21	5,284
TUPPERWARE BRANDS CORP (1)	8,620	12,068
Ulta Beauty, Inc. (1)	446	178,155
WHIRLPOOL CORP	8,533	1,140,862

		16,384,633

Consumer Staples - 1.1%
KROGER CO	456	20,406
TARGET CORPORATION	256	28,306
WALMART INC	12,722	2,034,629

		2,083,341

Energy - 5.6%
Berry Corporation (bry)	842	6,904
CHENIERE ENERGY INC	1,616	268,191
CHEVRON CORP	20,425	3,444,064
CIVITAS RESOURCES INC	117	9,462
CONOCOPHILLIPS	4,387	525,563
DIAMONDBACK ENERGY, INC	7,957	1,232,380
DT MIDSTREAM INC	2,203	116,583
EOG RESOURCES INC	2,411	305,618
EXXON MOBIL CORP	12,111	1,424,011
HELMERICH & PAYNE INC	1,676	70,660
NOBLE CORPORATION PLC	2,027	102,668
ONEOK INC NEW	3,360	213,125
OVINTIV INC	682	32,443
PHILLIPS 66	4,825	579,724
PIONEER NATURAL RESOURCES	5,349	1,227,863
SCORPIO TANKERS INC	438	23,705
SM ENERGY CO	750	29,738
TARGA RESOURCES CORP	1,223	104,836
TEEKAY CORPORATION (1)	1,555	9,594
VALERO ENERGY CORP	3,175	449,929
VITAL ENERGY INC (1)	434	24,052

		10,201,113

Financials - 7.4%
Berkshire Hathaway Class B (1)	19,757	6,920,877
CHUBB LIMITED	2,298	478,398
COMPASS DIVERSIFIED	850	15,955
ESSENT GROUP LTD	2,896	136,952
EURONET WORLDWIDE INC (1)	63	5,001
FIRST AMERICAN FINANCIAL CORP	3,379	190,880
GLOBAL PAYMENT INC	366	42,233
INVESTORS TITLE CO	43	6,368
MARSH & MCLENNAN COS INC	1,193	227,028
MASTERCARD INCORPORATED	12,832	5,080,317
PROGRESSIVE CORP OH	1,253	174,543
STEWART INFORMATION SVCS CRP	2,427	106,303

		13,384,855

Healthcare - 4.8%
APOGEE THERAPEUTICS INC (1)	394	8,392
ARCELLX, INC. (1)(6)	(2)	(72)
CARDINAL HEALTH INC	1,860	161,485
CENTENE CORPORATION (1)	6,337	436,493
ELEVANCE HEALTH INC	542	235,998
ELI LILLY & CO	2,352	1,263,330
HCA HEALTHCARE INC	76	18,694
HUMANA INC	1,579	768,215
JOHNSON AND JOHNSON	11,808	1,839,096
MCKESSON CORP	2,375	1,032,769
MERCK & CO INC	158	16,266
MOLINA HEALTHCARE INC (1)	116	38,035
PFIZER INC	16,502	547,371
QUEST DIAGNOSTICS INC	256	31,196
THE CIGNA GROUP	2,529	723,471
UNITEDHEALTH GROUP INC (DEL)	2,084	1,050,732
VIATRIS INC.	664	6,547
ZOETIS INC	2,913	506,804

		8,684,822

Industrials - 8.4%
3M COMPANY	1,130	105,791
A. O. SMITH CORP	2,474	163,606
ADVANCED DRAINAGE SYSTEMS INC	769	87,535
AECOM	6,933	575,716
AGCO CORP	710	83,979
AIR LEASE CORP	3,173	125,048
ALASKA AIR GROUP INC (1)	5,358	198,675
ALLEGIANT TRAVEL COMPANY	1,038	79,781
ALLEGION PLC	4,144	431,805
AMERESCO INC (1)	799	30,809
APPLIED INDUSTRIAL TECH INC	130	20,099
ARMSTRONG WORLD INDS INC	3,087	222,264
BLUELINX HOLDINGS INC (1)	529	43,426
BOISE CASCADE COMPANY	1,218	125,503
BUILDERS FIRSTSOURCE INC (1)	3,116	387,911
CARLISLE COMPANIES	886	229,704
CARRIER GLOBAL CORP	1,592	87,878
COPART INC (1)	29,753	1,282,057
DELTA AIR LINES INC. (NEW)	1,450	53,650
DOVER CORP	9,230	1,287,677
EMCOR GROUP INC	1,800	378,702
FASTENAL CO	27,043	1,477,630
FERGUSON PLC	5,894	969,386
FTAI AVIATION INC.	2,902	103,166
GATX CORP	245	26,663
GRACO INC	10,382	756,640
GRAINGER W W INC	1,195	826,749
HONEYWELL INTERNATIONAL INC	1,547	285,793
HUDSON TECHNOLOGIES INC (1)	2,565	34,115
JOHNSON CONTROLS INTERNATIONAL PLC	4,644	247,107
KARAT PACKAGING INC.	287	6,618
KIRBY CORPORATION (1)	11,525	954,270
MASCO CORP	676	36,132
MATSON INC	3,870	343,346
MSC INDUSTRIAL DIRECT CO INC	9,056	888,846
OWENS CORNING INC	2,183	297,783
QUANTA SERVICES INC	3,056	571,686
SOUTHWEST AIRLINES CO	2,743	74,253
STARTEK INC (1)	2,176	7,072
TRANE TECHNOLOGIES PLC	3,253	660,066
UNITED AIRLINES HOLDINGS INC (1)	6,023	254,773
VERITIV CORP	1,620	273,618
WATSCO INC	248	93,675
XOMETRY INC (1)	673	11,428
ZURN ELKAY WATER SOLUTIONS CORP	3,333	93,391

		15,295,822

Information Technology - 14.5%
ADVANCED MICRO DEVICES INC (1)	4,798	493,330
ANALOG DEVICES INC	9,245	1,618,707
APPLE INC	29,339	5,023,130
APPLIED MATERIALS INC	2,957	409,397
BROADCOM INC	2,123	1,763,321
CIRRUS LOGIC INC (1)	3,273	242,071
ENPHASE ENERGY INC (1)	4,112	494,057
ENTEGRIS INCORPORATED	199	18,688
FIRST SOLAR INC (1)	1,999	323,018
GLOBALFOUNDRIES INC. (1)	1,212	70,526
IMPINJ INC (1)	221	12,162
INTEL CORP	17,305	615,193
KLA Corporation	358	164,200
LAM RESEARCH CORP	857	537,142
MARVELL TECHNOLOGY INC.	245	13,262
MICROCHIP TECH INC	7,645	596,692
MICRON TECH INC	6,013	409,064
MICROSOFT CORP	9,106	2,875,215
MKS INSTRUMENTS INC	2,251	194,802
NVIDIA CORP	8,463	3,681,320
ON SEMICONDUCTOR CORP (1)	1,545	143,608
QORVO INC (1)	4,115	392,859
QUALCOMM INC	9,837	1,092,497
SKYWORKS SOLUTIONS INC	12,802	1,262,149
TERADYNE INC	6,154	618,231
TEXAS INSTRUMENTS INC	19,059	3,030,572
UNIVERSAL DISPLAY CORP	224	35,166
WOLFSPEED INC (1)	1,171	44,615

		26,174,994

Materials - 0.8%
MARTIN MARIETTA MATL INC	912	374,358
SCHNITZER STEEL INDUSTRIES INC	1,923	53,556
SYLVAMO CORPORATION	905	39,766
VULCAN MATERIALS CO	5,136	1,037,575

		1,505,255

Real Estate Investment Trust - 0.1%
BROOKFIELD INFRASTRUCTURE CORP	5,301	187,337

MDU RESOURCES GROUP INC		3,238	63,400

			250,737

Total Common Stocks (United States) - Long	(Cost	$92,485,243)	104,050,381

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7% (5)		198	5,229

Total Preferred Stock (United States)	(Cost	$4,949)	5,229

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)		86	526
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		29	426
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		47	1,290
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		23	408

Total Warrants (United States)	(Cost	$2,899)	2,650

Money Market Registered Investment Companies - 40.5%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		73,765,943	73,773,319

Total Money Market Registered Investment Companies	(Cost	73,733,440)	73,773,319

Total Investments - Long - 97.6%	(Cost	$166,226,531)	177,831,579

Other Assets less Liabilities - 2.4%			4,287,646

Total Net Assets - 100.0%			182,119,225

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		943	11,146
Meeder Dynamic Allocation Fund - Retail Class		2,298	28,219
Meeder Muirfield Fund - Retail Class		2,745	23,525
Meeder Conservative Allocation Fund - Retail Class		294	6,130

Total Trustee Deferred Compensation	(Cost	$68,154)	69,020

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(17)	12/15/2023	(4,284,680)	2,018
Mini MSCI EAFE Index Futures	244	12/15/2023	24,906,300	(810,953)
Mini MSCI Emerging Markets Index Futures	114	12/15/2023	5,446,350	(186,111)
Russell 2000 Mini Index Futures	145	12/15/2023	13,039,850	(559,941)
Standard & Poors 500 Mini Futures	94	12/15/2023	20,329,850	(786,019)

Total Futures Contracts	580		59,437,670	(2,341,006)

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$177,831,579	$(2,341,006)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$177,831,579	$(2,341,006)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

(6)	Short security.